Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Future Maturities, Interest and Other Payments Under Company's Long Term Debt

Future maturities, interest and other payments under the Company’s long term secured loan pursuant to the credit agreement as of December 31, 2013 is as follows:

	US$	A$
2014	2,532,500
2015	1,749,167
2016	1,732,500
2017	1,732,500
2018	16,732,500
Thereafter	0

Total minimum payments	24,479,167
Less amount representing interest and other fees	(9,479,167)

Gross balance of long term debt	15,000,000
Less fair value of warrants recorded within loan (a)	(815,655)
Plus amortization of warrants	5,363

Total carrying value	14,189,708	15,857,966

Less current portion	0	0

Total carrying value, non-current portion	14,189,708	15,857,966

(a)	The warrants issued in December 2013 had a fair value of US$815,655 as of December 31, 2013, and are included in long term debt carrying value.